FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Inputs, Level 1 - Fair Value, Recurring	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 805,017,218
Private Placement Warrants	28,240,000
Public Warrants	$ 71,041,250